Commitments and Contingencies (Schedule of Capital Commitments) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Expenditures for rights to titles and characters for games in development [Member]
Capital Commitments [Line Items]
2016	$ 1,623
2017	0
2018 and thereafter	0
Total minimum payments required	1,623
Expenditures for operating rights of licensed games with technological feasibility [Member]
Capital Commitments [Line Items]
2016	5,818
2017	20,350
2018 and thereafter	0
Total minimum payments required	26,168
Cinema advertising slot rights [Member]
Capital Commitments [Line Items]
2016	23,745
2017	26,868
2018 and thereafter	11,272
Total minimum payments required	$ 61,885